Restatement of Previously Issued Financial Statements (Details) - Schedule of consolidated statement of operations - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
As Reported [Member]
Condensed Statement of Income Captions [Line Items]
Transaction costs allocable to warrant liabilities
Change in fair value of warrant liabilities
Net income (loss)	$ 372,169	$ 266,099	$ 192,245	$ (154,520)	$ (67,402)
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in Shares)	7,597,922	7,592,990	7,587,344	7,582,576	7,311,789
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share)				$ 0.06	$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares (in Shares)	2,534,578	2,539,511	2,545,156	2,549,822	1,942,559
Basic and diluted net income (loss) per share, Non-redeemable ordinary shares (in Dollars per share)	$ 0.04	$ (0.09)	$ (0.12)	$ (0.25)	$ (0.05)
Period Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
Transaction costs allocable to warrant liabilities					$ (187,916)
Change in fair value of warrant liabilities	$ 4,369,637	$ 3,925,561	$ 1,885,154	$ 45,071	(279,026)
Net income (loss)	$ 4,369,637	$ 3,925,561	$ 1,885,154	$ 45,071	$ (466,942)
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in Shares)	(907,409)	(687,575)	(628,543)	(650,080)	(851,339)
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share)
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares (in Shares)	907,409	687,575	628,543	650,182	170,268
Basic and diluted net income (loss) per share, Non-redeemable ordinary shares (in Dollars per share)	$ 1.23	$ 1.13	$ 0.47	$ 0.08	$ (0.22)
As Restated [Member]
Condensed Statement of Income Captions [Line Items]
Transaction costs allocable to warrant liabilities					$ (187,916)
Change in fair value of warrant liabilities	$ 4,369,637	$ 3,925,561	$ 1,885,154	$ 45,071	(279,026)
Net income (loss)	$ 4,741,806	$ 4,191,660	$ 2,077,399	$ (109,449)	$ (534,344)
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in Shares)	6,690,513	6,905,415	6,958,801	6,932,496	6,460,450
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share)				$ 0.06	$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares (in Shares)	3,441,987	3,227,085	3,173,699	3,200,004	2,112,827
Basic and diluted net income (loss) per share, Non-redeemable ordinary shares (in Dollars per share)	$ 1.27	$ 1.22	$ 0.59	$ (0.17)	$ (0.27)